GOODWILL AND INTANGIBLE ASSET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of year
Acquired goodwill	61,000
Impairment	(61,000)
End of year	$ 61,000